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                                                Filed Pursuant to Rule 497(?)
                                                Registration File No.: 33-?????



              SUPPLEMENT TO THE FEBRUARY 1, 2001 PROSPECTUS OF:

                     SG COWEN STANDBY RESERVE FUND, INC.
                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                            -----------------------

     Effective June 1, 2001, SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ceased operations. Its shares are no longer being offered for sale to the public. SG Cowen Standby Reserve Fund, Inc. is continuing normal operations and its shares continue to be offered for sale to the public.


Date: June 1, 2001